25. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity (deficit)
Schedule of shares

The shareholding structure is as follows:

	2019			2018
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	-	23.00%	100.00%	-	23.42%
Mobi FIA	-	37.59%	28.94%		48.85%	37.41%
Delta Air Lines, Inc.	-	-	-	-	12.29%	9.41%
AirFrance - KLM	-	1.55%	1.19%	-	1.58%	1.21%
Other	-	2.23%	1.73%	-	1.03%	0.79%
Free Float	-	58.63%	45.14%	-	36.25%	27.76%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%